Lease liabilities	12 Months Ended
Feb. 28, 2022
Lease Liabilities [Abstract]
Lease liabilities
15	Lease liabilities

	As of February 28, 2022	As of February 28, 2021
	US$	US$
Non-current liabilities
Lease liabilities	1,194,027	868,536
Current liabilities
Lease liabilities	344,781	260,429

In determining the right-of-use asset, the Group used an interest rate of 5.66% (2021: 5.25%) per annum.

Right-of-use assets relate to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see Note 4).

Amounts recognized in profit or loss

	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
	US$	US$	US$
Depreciation on rights-of-use assets	406,679	115,931	-
Interest on lease liabilities	69,424	24,756	-